SUPPLEMENT TO THE

FIDELITY® SMALL CAP STOCK FUND
FIDELITY MID-CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND

Funds of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2005

Steven Calhoun no longer manages Mid-Cap Stock Fund. All references of Steven Calhoun are removed from the "Management Contracts" section.

SMLB-05-03 November 18, 2005
1.712213.119